Leases - summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and impairment charge	€ 57.2	€ 45.6	€ 45.2
Interest on lease liabilities	8.2	8.6	5.7
Expense related to short-term leases and leases of low-value assets	43.3	43.3	58.9
Total amounts recognized in profit or loss	108.7	97.5	109.8
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and impairment charge	55.3	42.2	40.7
Production Facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and impairment charge	0.0	0.0	3.0
Other Operating Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation and impairment charge	€ 1.9	€ 3.4	€ 1.5